Form N-1A Supplement	May 12, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Supplement to the Statutory Prospectus dated February 28, 2025, and where applicable a Fund’s Summary Prospectus, and each as may have been previously amended